Income Tax Expense - Summary of Tax Loss Carry Forward (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 368,780	€ 396,763
Not More than Five Years [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 6,207	€ 7,421
Expiration Date	2022-2026	2021-2025
More than Five Years [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 3,257	€ 4,902
Expiration Date	2026	2025
No expiration [member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 359,316	€ 384,440